Income Taxes - Deferred tax assets and valuation allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Operating Loss Carryforwards [Line Items]
Foreign net operating loss		$ 6,300
Federal net operating loss	$ 4,200	$ 100
Reconciliation of the U.S. statutory federal income tax rate to effective tax rate
Income tax at federal statutory rate	21.00%	21.00%
State income tax expense, net of federal tax effect	(1.70%)	3.90%
Impact of non-U.S. earnings	(0.30%)	(1.20%)
Change in valuation allowance	(18.90%)	(23.50%)
Non-deductible share-based compensation	(0.60%)
Permanent differences	(0.60%)	(0.20%)
Change in deferred tax rate	1.10%
Deferred tax assets:
Net operating loss carryforward	$ 6,947	$ 1,309
Intangible assets acquired	9,496	5,020
Capitalized research and development	619	51
Share-based compensation	831
Accrued expenses and other		39
Total deferred income tax assets	17,893	6,419
Valuation allowance	(17,893)	$ (6,419)
Valuation allowance	11,500
UK
Operating Loss Carryforwards [Line Items]
Federal net operating loss	24,200
KY
Operating Loss Carryforwards [Line Items]
Foreign net operating loss	700
Foreign
Deferred tax assets:
Net operating loss carryforward	$ 24,900